OMB Number: 3235-0675

Expires: March 31, 2014

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Citibank, N.A.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

   X    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2012 to March 31, 2012

Date of Report (Date of filing): May 10, 2012

Commission File Number of securitizer: 025-00516

Central Index Key Number of securitizer: 0001541816

William Dellal, Citibank, N.A., (212) 723-9157

Matthew Lyons, SNR Denton US LLP, (212) 768-6867

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [x]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure(1)(2)

No Activity to Report.

(1) While we have attempted to gather all of the information required by this Form ABS-15G and Rule 15Ga-1 (the “Reportable Information”) we cannot be certain that we have obtained all applicable Reportable Information since, among other things, some entities that have the obligation to enforce repurchase obligations (the “Demand Entities”) are no longer in existence, some of the Demand Entities that are still in existence have not responded to our request for Reportable Information, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party.

(2) Citibank, N.A. is filing this Form ABS-15G with respect to transactions for which it is the sponsor that are not covered by other filings made by affiliated depositors. Citibank, N.A. is an issuer of Ginnie Mae mortgage-backed securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CITIBANK, N.A.

Date: May 10, 2012		/s/ William Dellal
	Name:	William Dellal
	Title:	Vice President
(senior officer in charge of securitization of the securitizer)